Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	84 Months Ended	120 Months Ended	132 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
C000074869_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.53%
C000074869_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.39%
C000074869_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.87%
C000064237_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Index
C000064237_0_BBIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															$ 10,000
C000064237_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														$ 10,258
C000064237_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													$ 11,111
C000064237_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												$ 13,585
C000064237_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											$ 14,336
C000064237_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										$ 16,557
C000064237_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									$ 19,706
C000064237_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								$ 24,897
C000064237_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							$ 22,207
C000064237_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						$ 25,007
C000064237_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 33,631	$ 33,631	$ 33,631	$ 33,631	$ 33,631
C000064237_2_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	34.49%
C000064237_2_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.23%
C000064237_2_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				12.89%
C000074867_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.53%
C000074867_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.39%
C000074867_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.87%
C000074870_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.53%
C000074870_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.39%
C000074870_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.87%
C000074871_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.53%
C000074871_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.39%
C000074871_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.87%
C000205024_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.53%
C000205024_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.39%
C000205024_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.94%
C000019022_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	7.53%
C000019022_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.39%
C000019022_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				1.87%
C000019023_0_LG_BBIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Index
C000019023_0_BBIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000019023_0_BBIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,258
C000019023_0_BBIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,111
C000019023_0_BBIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												13,585
C000019023_0_BBIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											14,336
C000019023_0_BBIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										16,557
C000019023_0_BBIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									19,706
C000019023_0_BBIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								24,897
C000019023_0_BBIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							22,207
C000019023_0_BBIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						25,007
C000019023_0_BBIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 33,631	$ 33,631	33,631	$ 33,631	$ 33,631
C000019023_2_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	34.49%
C000019023_2_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		15.23%
C000019023_2_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				12.89%
C000074869_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class C
C000074869_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000074869_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														9,265
C000074869_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													9,273
C000074869_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,177
C000074869_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,464
C000074869_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										12,329
C000074869_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									16,696
C000074869_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								19,290
C000074869_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							16,840
C000074869_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						17,322
C000074869_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 21,620	$ 21,620	21,620	$ 21,620	$ 21,620
C000074869_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					ICE® BofA® All US Convertibles Index
C000074869_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000074869_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														9,820
C000074869_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,469
C000074869_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												12,106
C000074869_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											12,695
C000074869_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										14,540
C000074869_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									20,354
C000074869_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								23,156
C000074869_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							19,447
C000074869_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						20,045
C000074869_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	24,607	24,607	24,607	24,607	$ 24,607
C000074869_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Universal Bond Index
C000074869_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000074869_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,075
C000074869_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,386
C000074869_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,795
C000074869_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,649
C000074869_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										11,803
C000074869_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									12,672
C000074869_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								12,584
C000074869_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,979
C000074869_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						11,192
C000074869_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,036	$ 12,036	12,036	$ 12,036	$ 12,036
C000074869_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	22.86%
C000074869_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		11.55%
C000074869_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				8.02%
C000074869_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.86%
C000074869_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		11.55%
C000074869_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				8.02%
C000074869_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	22.76%
C000074869_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		11.10%
C000074869_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				9.42%
C000064237_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class K
C000064237_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000064237_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														9,897
C000064237_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,057
C000064237_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												12,686
C000064237_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											12,861
C000064237_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										14,428
C000064237_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									14,549
C000064237_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								17,242
C000064237_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							18,942
C000064237_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						19,469
C000064237_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 24,604	$ 24,604	24,604	$ 24,604	$ 24,604
C000064237_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI U.S. IM High Dividend Yield Index
C000064237_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000064237_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,116
C000064237_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,432
C000064237_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												13,580
C000064237_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											14,294
C000064237_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										15,759
C000064237_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									15,707
C000064237_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								18,995
C000064237_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							20,267
C000064237_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						19,680
C000064237_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	25,722	25,722	25,722	25,722	$ 25,722
C000064237_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Value Index
C000064237_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000064237_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														9,899
C000064237_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,146
C000064237_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												12,785
C000064237_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											13,120
C000064237_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										14,539
C000064237_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									14,772
C000064237_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								18,157
C000064237_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							18,512
C000064237_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						18,697
C000064237_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 24,251	$ 24,251	24,251	$ 24,251	$ 24,251
C000064237_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	26.37%
C000064237_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		11.27%
C000064237_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				9.42%
C000064237_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	30.70%
C000064237_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		10.29%
C000064237_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				9.91%
C000064237_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	29.70%
C000064237_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		10.77%
C000064237_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				9.26%
C000074867_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class A
C000074867_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															9,425
C000074867_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														8,803
C000074867_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													8,875
C000074867_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												9,813
C000074867_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,166
C000074867_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										12,072
C000074867_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									16,469
C000074867_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								19,174
C000074867_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							16,866
C000074867_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						17,348
C000074867_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 21,653	$ 21,653	21,653	$ 21,653	$ 21,653
C000074867_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					ICE® BofA® All US Convertibles Index
C000074867_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000074867_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														9,820
C000074867_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,469
C000074867_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												12,106
C000074867_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											12,695
C000074867_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										14,540
C000074867_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									20,354
C000074867_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								23,156
C000074867_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							19,447
C000074867_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						20,045
C000074867_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	24,607	24,607	24,607	24,607	$ 24,607
C000074867_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Universal Bond Index
C000074867_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000074867_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,075
C000074867_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,386
C000074867_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,795
C000074867_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,649
C000074867_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										11,803
C000074867_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									12,672
C000074867_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								12,584
C000074867_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,979
C000074867_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						11,192
C000074867_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,036	$ 12,036	12,036	$ 12,036	$ 12,036
C000074867_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	17.64%
C000074867_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		11.07%
C000074867_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				8.03%
C000074867_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	24.82%
C000074867_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		12.40%
C000074867_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				8.67%
C000074867_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	22.76%
C000074867_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		11.10%
C000074867_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				9.42%
C000074870_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class M
C000074870_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															9,650
C000074870_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														8,983
C000074870_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													9,031
C000074870_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												9,957
C000074870_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,287
C000074870_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										12,174
C000074870_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									16,568
C000074870_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								19,236
C000074870_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							16,882
C000074870_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						17,320
C000074870_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 21,562	$ 21,562	21,562	$ 21,562	$ 21,562
C000074870_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					ICE® BofA® All US Convertibles Index
C000074870_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000074870_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														9,820
C000074870_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,469
C000074870_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												12,106
C000074870_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											12,695
C000074870_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										14,540
C000074870_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									20,354
C000074870_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								23,156
C000074870_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							19,447
C000074870_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						20,045
C000074870_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	24,607	24,607	24,607	24,607	$ 24,607
C000074870_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Universal Bond Index
C000074870_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000074870_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,075
C000074870_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,386
C000074870_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,795
C000074870_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,649
C000074870_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										11,803
C000074870_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									12,672
C000074870_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								12,584
C000074870_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,979
C000074870_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						11,192
C000074870_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,036	$ 12,036	12,036	$ 12,036	$ 12,036
C000074870_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	20.14%
C000074870_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		11.32%
C000074870_ClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				7.99%
C000074870_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	24.49%
C000074870_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		12.11%
C000074870_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				8.37%
C000074870_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	22.76%
C000074870_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		11.10%
C000074870_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				9.42%
C000074871_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Class I
C000074871_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000074871_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														9,361
C000074871_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													9,464
C000074871_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,493
C000074871_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,899
C000074871_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										12,977
C000074871_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									17,758
C000074871_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								20,727
C000074871_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							18,282
C000074871_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						18,862
C000074871_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 23,598	$ 23,598	23,598	$ 23,598	$ 23,598
C000074871_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					ICE® BofA® All US Convertibles Index
C000074871_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000074871_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														9,820
C000074871_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,469
C000074871_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												12,106
C000074871_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											12,695
C000074871_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										14,540
C000074871_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									20,354
C000074871_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								23,156
C000074871_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							19,447
C000074871_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						20,045
C000074871_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	24,607	24,607	24,607	24,607	$ 24,607
C000074871_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Universal Bond Index
C000074871_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000074871_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,075
C000074871_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,386
C000074871_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,795
C000074871_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,649
C000074871_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										11,803
C000074871_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									12,672
C000074871_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								12,584
C000074871_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,979
C000074871_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						11,192
C000074871_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,036	$ 12,036	$ 12,036	$ 12,036	$ 12,036
C000074871_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.11%
C000074871_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		12.70%
C000074871_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				8.97%
C000074871_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	22.76%
C000074871_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		11.10%
C000074871_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				9.42%
C000205024_LG_ClassMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000205024_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,000
C000205024_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										9,726
C000205024_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,588
C000205024_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								15,877
C000205024_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							18,554
C000205024_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						16,386
C000205024_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 16,926	$ 16,926	$ 16,926	$ 16,926	16,926
C000205024_LG_1_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			ICE® BofA® All US Convertibles Index
C000205024_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,000
C000205024_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										9,586
C000205024_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									10,980
C000205024_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								15,370
C000205024_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							17,486
C000205024_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						14,685
C000205024_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	15,137	15,137	$ 15,137	15,137	15,137
C000205024_LG_2_AdditionalIndexMember_7YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Bond Index
C000205024_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,000
C000205024_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										9,958
C000205024_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									11,037
C000205024_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								11,850
C000205024_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							11,768
C000205024_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						10,267
C000205024_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,466	$ 10,466	$ 10,466	10,466	$ 10,466
C000205024_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.28%
C000205024_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		12.84%
C000205024_NoLoadClassMember_2023-12-01_2024-11-30Member
Account Value [Line Items]
Average Annual Return, Percent	12.96%
C000205024_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	22.76%
C000205024_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		11.10%
C000205024_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	10.57%
C000019022_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Convertible Securities Fund
C000019022_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000019022_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														9,362
C000019022_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													9,468
C000019022_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,497
C000019022_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,910
C000019022_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										12,988
C000019022_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									17,777
C000019022_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								20,760
C000019022_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							18,312
C000019022_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						18,901
C000019022_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 23,652	$ 23,652	23,652	23,652	$ 23,652
C000019022_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					ICE® BofA® All US Convertibles Index
C000019022_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000019022_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														9,820
C000019022_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,469
C000019022_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												12,106
C000019022_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											12,695
C000019022_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										14,540
C000019022_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									20,354
C000019022_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								23,156
C000019022_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							19,447
C000019022_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						20,045
C000019022_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	24,607	24,607	24,607	24,607	$ 24,607
C000019022_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Universal Bond Index
C000019022_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000019022_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,075
C000019022_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													10,386
C000019022_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												10,795
C000019022_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											10,649
C000019022_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										11,803
C000019022_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									12,672
C000019022_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								12,584
C000019022_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							10,979
C000019022_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						11,192
C000019022_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 12,036	$ 12,036	12,036	$ 12,036	$ 12,036
C000019022_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	25.14%
C000019022_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		12.74%
C000019022_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				8.99%
C000019022_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	22.76%
C000019022_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		11.10%
C000019022_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				9.42%
C000019023_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Fidelity® Equity Dividend Income Fund
C000019023_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000019023_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value														9,887
C000019023_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,034
C000019023_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value												12,646
C000019023_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value											12,809
C000019023_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value										14,355
C000019023_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value									14,464
C000019023_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value								17,126
C000019023_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value							18,791
C000019023_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value						19,304
C000019023_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 24,375	$ 24,375	24,375	$ 24,375	$ 24,375
C000019023_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI U.S. IM High Dividend Yield Index
C000019023_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															10,000
C000019023_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														10,116
C000019023_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													11,432
C000019023_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												13,580
C000019023_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											14,294
C000019023_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										15,759
C000019023_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									15,707
C000019023_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								18,995
C000019023_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							20,267
C000019023_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						19,680
C000019023_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	25,722	25,722	25,722	25,722	$ 25,722
C000019023_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000® Value Index
C000019023_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value															$ 10,000
C000019023_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value														$ 9,899
C000019023_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value													$ 11,146
C000019023_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value												$ 12,785
C000019023_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value											$ 13,120
C000019023_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value										$ 14,539
C000019023_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value									$ 14,772
C000019023_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value								$ 18,157
C000019023_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value							$ 18,512
C000019023_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value						$ 18,697
C000019023_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 24,251	$ 24,251	$ 24,251	$ 24,251	$ 24,251
C000019023_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	26.27%
C000019023_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		11.17%
C000019023_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				9.32%
C000019023_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	30.70%
C000019023_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		10.29%
C000019023_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				9.91%
C000019023_1_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	29.70%
C000019023_1_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		10.77%
C000019023_1_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent				9.26%